BASTION ENERGY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.9%
Energy - 59.3% (a)
Oil & Gas Equipment & Services - 11.5%
Kodiak Gas Services, Inc.	29,802	$1,626,295
Liberty Energy, Inc.	68,446	1,922,648
		3,548,943
Oil & Gas Exploration & Production - 17.9%
Antero Resources Corp. (b)	37,247	1,371,062
EQT Corp.	23,920	1,469,167
Expand Energy Corp.	8,160	880,627
Gulfport Energy Corp. (b)	4,515	942,100
Mach Natural Resources LP	65,568	853,695
		5,516,651
Oil & Gas Storage & Transportation - 29.9% (a)
Energy Transfer LP	62,599	1,179,365
Enterprise Products Partners LP	34,858	1,259,768
Kinder Morgan, Inc.	29,941	996,137
MPLX LP	15,095	889,699
NextDecade Corp. (b)	317,605	1,711,891
ONEOK, Inc.	17,970	1,487,377
Williams Cos., Inc.	22,338	1,669,096
		9,193,333
Total Energy		18,258,927

Industrials - 4.1%
Heavy Electrical Equipment - 4.1%
Net Power, Inc. (b)	650,946	1,256,326

Utilities - 17.5%
Electric Utilities - 4.0%
NextEra Energy, Inc.	13,323	1,249,298

Multi-Utilities - 6.7%
Black Hills Corp.	14,911	1,098,344
Sempra	9,971	959,908
		2,058,252
Renewable Electricity - 6.8%
XPLR Infrastructure LP (b)	196,648	2,082,502
Total Utilities		5,390,052
TOTAL COMMON STOCKS (Cost $21,262,772)		24,905,305

BASTION ENERGY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 18.9%
First American Government Obligations Fund - Class X, 3.60% (c)	5,827,546	$5,827,546
TOTAL MONEY MARKET FUNDS (Cost $5,827,546)		5,827,546

TOTAL INVESTMENTS - 99.8% (Cost $27,090,318)		$30,732,851
Other Assets in Excess of Liabilities - 0.2%		55,187
TOTAL NET ASSETS - 100.0%		$30,788,038

Percentages are stated as a percent of net assets.

LP - Limited Partnership

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BASTION ENERGY ETF

Summary of Fair Value Disclosures as of February 28, 2026 (Unaudited)

Bastion Energy ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$24,905,305	$—	$—	$24,905,305
Money Market Funds	5,827,546	—	—	5,827,546
Total Investments	$30,732,851	$—	$—	$30,732,851

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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